SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of stock option activity

				Weighted
		Weighted‑	Weighted‑	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at January 1, 2018	848,828	0.38	3.75	8.56	4,907,569
Forfeited	(274,500)	0.55	5.71	—	—
Outstanding at January 1, 2019	574,328	0.30	2.80	7.14	3,734,644
Granted	372,500	1.26	5.46	—	—
Exercised	(34,000)	0.55	5.71	—	—
Forfeited	(46,800)	1.22	5.75	—	—
Outstanding at December 31, 2019	866,028	0.65	3.67	7.27	6,328,171
Granted	6,313,373	2.00	7.01	—	—
Exercised	(3,694,934)	1.93	6.55	—	—
Forfeited	(190,000)	1.70	6.91	—	—
Outstanding at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Vested and expected to vest at December 31, 2020	3,294,467	1.75	6.65	8.78	33,410,968
Exercisable at December 31, 2020	393,424	0.75	4.46	6.68	4,859,836

Summary of assumptions used to estimate the fair value of the share options granted

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2019	2020
Risk‑free interest rate	1.78% - 2.73%	0.68% - 0.83%
Dividend yield	0%	0%
Expected volatility range	67.5% - 71.0%	72.3% - 73.4%
Exercise multiple	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years

Summary of total share based compensation expenses recognized

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Research and development expenses	126,540	404,620	6,472,083
Administrative expenses	—	207,091	3,657,458
Total share‑based compensation expenses	126,540	611,711	10,129,541